As filed with the U.S. Securities and Exchange Commission on October 2, 2024
File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 383	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 386	[X]
EA Series Trust
(Exact Name of Registrant as Specified in Charter)
19 East Eagle Road
Havertown, Pennsylvania 19083
(Address of Principal Executive Offices, Zip Code)
(215) 882-9983
(Registrant’s Telephone Number, including Area Code)
Alyssa M. Bernard
19 East Eagle Road
Havertown, Pennsylvania 19083
(Name and Address of Agent for Service)
Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The sole purpose of this filing is to update Item 32 in Part C to include information for ALPS Distributors, Inc. as distributor to the Cambria Global Shareholder Yield ETF, Cambria Tax Aware ETF, and Cambria Endowment Style ETF. Parts A and B of this Registration Statement are incorporated by reference to Post-Effective Amendment No. 382, which was filed on EDGAR on October 1, 2024.

PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation.
(1)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit 99.a.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit 99.a.4 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(b)	By-laws.
	(1)	By-laws of the Registrant, previously filed as Exhibit 99.b.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.
(2)
Amended By-laws of the Registrant, previously filed as Exhibit 99.b with Post-Effective Amendment No. 275 to the Registrant’s registration statement on September 28, 2023, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust
		(i)	Article III: Shares

		(ii)	Article V: Shareholders’ Voting Powers and Meetings

		(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

		(iv)	Article VIII: Certain Transactions, Section 4

		(v)	Article X: Miscellaneous, Section 4

	(2)	By-Laws
		(i)	Article II: Meetings of Shareholders

		(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

		(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

		(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.

(1)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (October 17, 2014), with respect to ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF, previously filed as Exhibit 99.d.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Fourth Amendment to the Investment Advisory Agreement (December 12, 2023), previously filed as Exhibit 99(d)(1)(i) with Post-Effective Amendment No. 327 to the Registrant’s registration statement on January 26, 2024, is hereby incorporated by reference.

(2)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, previously filed as Exhibit 99.d.1.i with Post-Effective Amendment No. 8 to the Registrant’s registration statement on April 26, 2017, is hereby incorporated by reference.

(i)
Amendment to Investment Advisory Agreement between the Registrant and Empowered Funds, LLC (February 6, 2017), with respect to Alpha Architect Value Momentum Trend ETF, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF and the Alpha Architect International Quantitative Momentum ETF previously filed as Exhibit 99.d.2.i with Post-Effective Amendment No. 212 to the Registrant’s registration statement on January 30, 2023, is hereby incorporated by reference.

(3)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.d.3 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(4)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.5 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(5)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Gadsden, LLC with respect to Gadsden Dynamic Multi-Asset ETF, previously filed as Exhibit 99.d.6 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(6)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.10 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(7)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Freedom Day Solutions, LLC with respect to the Freedom Day Dividend ETF, previously filed as Exhibit 99.d.11 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(8)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.14 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(9)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.15 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline Intangible Value ETF, previously filed as Exhibit 99.d.9.i with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(10)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.20 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(11)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Orcam Financial Group, LLC with respect to the Discipline Fund ETF, previously filed as Exhibit 99.d.21 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(12)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.22 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(13)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and GuruFocus Investments, LLC with respect to the Guru Favorite Stocks ETF, previously filed as Exhibit 99.d.23 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(14)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(15)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and ROC Investments, LLC with respect to the ROC ETF, previously filed as Exhibit 99.d.28 with Post-Effective Amendment No. 111 to the Registrant’s registration statement on March 18, 2022, is hereby incorporated by reference.

(16)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.32 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(17)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Relative Sentiment Technologies, LLC with respect to the Relative Sentiment Tactical Allocation ETF, previously filed as Exhibit 99.d.33 with Post-Effective Amendment No. 115 to the Registrant’s registration statement on April 1, 2022, is hereby incorporated by reference.

(18)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.34 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(19)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Argent Capital Management LLC with respect to the Argent Mid Cap ETF, previously filed as Exhibit 99.d.35 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(20)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.36 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(21)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and AOT Invest LLC with respect to the AOT Growth and Innovation ETF, previously filed as Exhibit 99.d.37 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(22)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Blue Chip ETF, previously filed as Exhibit 99.d.40 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF - previously filed as Exhibit 99.d.40(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(23)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Blue Chip ETF - previously filed as Exhibit 99.d.41 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(i)
Amendment No. 1 to Schedule A to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Bridgeway Capital Management, LLC, with respect to the EA Bridgeway Omni Small-Cap Value ETF – previously filed as Exhibit 99.d.41(i) with Post-Effective Amendment No. 199 to the Registrant’s registration statement on December 19, 2022, is hereby incorporated by reference.

(24)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Strive U.S. Energy ETF, previously filed as Exhibit 99.d.42 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)
Amendment No. 8 to Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Strive International Developed Markets ETF, previously filed as Exhibit 99.d.26.i with Post-Effective Amendment No. 351 to the Registrant’s registration statement on June 11, 2024, is hereby incorporated by reference.

(25)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Strive Asset Management, LLC, with respect to the Strive U.S. Energy ETF, Strive U.S. Semiconductor ETF, Strive U.S. Technology ETF and Strive Emerging Ex-China ETF, previously filed as Exhibit 99.d.43 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(i)
Amendment No. 6 to Investment Sub-Advisory Agreement between Registrant, Empowered Funds, LLC, and Strive Asset Management, LLC, with respect to the Strive International Developed Markets ETF, previously filed as Exhibit 99.d.27.i with Post-Effective Amendment No. 351 to the Registrant’s registration statement on June 11, 2024, is hereby incorporated by reference.

(26)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.44 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(27)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Altrius Capital Management, Inc., with respect to the Altrius Global Dividend ETF, previously filed as Exhibit 99.d.45 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(28)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.48 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(29)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, and The Burney Company, with respect to the Burney U.S. Factor Rotation ETF previously filed as Exhibit 99.d.49 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(30)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.50 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(31)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d.51 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(32)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d52 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(33)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC and Arin Risk Advisors, LLC with respect to the Alpha Architect Tail Risk ETF and Alpha Architect 1-3 Month Box ETF previously filed as Exhibit 99.d53 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(i)
Amendment No. 1 to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Arin Risk Advisors, LLC with respect to the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF – To be filed by amendment.

(34)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Euclidean Fundamental Value ETF previously filed as Exhibit 99.d54 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(35)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Euclidean Technologies Management, LLC with respect to the Euclidean Fundamental Value ETF previously filed as Exhibit 99.d55 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(36)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, with respect to the Bridges Capital Tactical Equity ETF previously filed as Exhibit 99.d56 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(37)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Bridges Capital, LLC with respect to the Bridges Capital Tactical Equity previously filed as Exhibit 99.d57 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(38)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MKAM ETF previously filed as Exhibit 99.d58 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(39)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MKAM ETF LLC with respect to the MKAM ETF previously filed as Exhibit 99.d59 with Post-Effective Amendment No. 229 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(40)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Morgan Dempsey Large Cap Value ETF previously filed as Exhibit 99.d60 with Post-Effective Amendment No. 227 to the Registrant’s registration statement on April 5, 2023, is hereby incorporated by reference.

(41)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Morgan Dempsey Capital Management, LLC with respect to the Morgan Dempsey Large Cap Value ETF – previously filed as Exhibit 99.d61 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(42)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Bushido Capital US Equity ETF, previously filed as Exhibit 99.d(44) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(43)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Sepio Capital, L.P. with respect to the Bushido Capital US Equity ETF, previously filed as Exhibit 99.d(45) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(44)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Astoria US Quality Kings ETF, previously filed as Exhibit 99.d(46) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(i)
Amendment to the Investment Advisory Agreement between Registrant and Empowered Funds, LLC with respect to the Astoria International Quality Growth Kings ETF and Astoria US Quality Growth Kings ETF, previously filed as Exhibit 99.d.(44)(i) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, is hereby incorporated by reference.

(45)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Astoria Portfolio Advisors, LLC with respect to the Astoria US Quality Kings ETF, previously filed as Exhibit 99.d(47) with Post-Effective Amendment No. 255 to the Registrant’s registration statement on July 24, 2023 is hereby incorporated by reference.

(i)
Amendment to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Astoria Portfolio Advisors, LLC with respect to the Astoria International Quality Growth Kings ETF and Astoria US Quality Growth Kings ETF, previously filed as Exhibit 99.d(45)(i) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, is hereby incorporated by reference.

(46)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, Strive Asset Management, LLC and Angel Oak Capital Advisors, LLC with respect to the Strive Total Return Bond ETF and Strive Enhanced Income Short Maturity ETF, previously filed as Exhibit 99.d(48) with Post-Effective Amendment No. 257 to the Registrant’s registration statement on August 4, 2023, is hereby incorporated by reference.

(47)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MarketDesk Focused U.S. Dividend ETF, previously filed as Exhibit 99.d.(49) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(48)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MarketDesk Indices, LLC with respect to the MarketDesk Focused U.S. Dividend ETF, previously filed as Exhibit 99.d.(50) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(49)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF previously filed as Exhibit 99.d.(51) with Post-Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023, is hereby incorporated by reference.

(50)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and White Wolf Capital Advisors, LLC with respect to the WHITEWOLF Publicly Listed Private Equity ETF and WHITEWOLF Commercial Real Estate Finance Income ETF previously filed as Exhibit 99.d.(52) with Post-Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023, is hereby incorporated by reference.

(51)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the TBG Dividend Focus ETF, previously filed as Exhibit 99.d.(53) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(52)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Madison Avenue Financial Solutions, LLC with respect to the TBG Dividend Focus ETF, previously filed as Exhibit 99.d.(54) with Post-Effective Amendment No. 301 to the Registrant’s registration statement on November 2, 2023, is hereby incorporated by reference.

(53)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to StockSnips AI-Powered Sentiment US All Cap ETF, previously filed as Exhibit 99.(d)(55) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(54)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Stock Snips, Inc. with respect to StockSnips AI-Powered Sentiment US All Cap ETF, as previously filed as Exhibit 99.(d)(56) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(55)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, previously filed as Exhibit 99.d(57) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(56)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC, and 21 Shares US, LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF, previously filed as Exhibit 99.d.58 with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(57)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the CCM Global Equity ETF, previously filed as Exhibit 99.(d).(59) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(58)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and CCM Investment Group, LLC with respect to the CCM Global Equity ETF, previously filed as Exhibit Exhibit 99.(d).(60) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(59)
Investment Advisory Agreement Between the Registrant and Empowered Funds, LLC with respect to the Honeytree U.S. Equity ETF, previously filed as Exhibit 99.d.(61) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(60)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC and Honeytree Investment Management Ltd. with respect to the Honeytree U.S. Equity ETF, previously filed as Exhibit 99.d.(62) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(61)
Investment Advisory Agreement Between Registrant and Empowered Funds, LLC with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF was previously filed as Exhibit 99(d)(63) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(62)
Investment Sub-Advisory Agreement among the Registrant and Empowered Funds, LLC and Alpha Blue Capital Management LP with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF was previously filed as Exhibit 99(d)(64) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(63)
Form of Sub-Subadvisory Agreement between 21Shares US LLC and ARK Investment Management LLC with respect to the ARK 21Shares Active Bitcoin Futures Strategy ETF, ARK 21Shares Active On-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Ethereum Futures Strategy ETF and the ARK 21Shares Active Bitcoin Ethereum Strategy ETF. previously filed as Exhibit 99.d(65) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(64)
Management Agreement between Empowered Funds, LLC and the ARK 21Shares Active Bitcoin Futures Cayman Ltd with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(66) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(65)
Management Agreement between Empowered Funds, LLC and the ARK 21Shares Active Ethereum Futures Cayman Ltd with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(67) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(66)
Sub-Advisory Agreement between Empowered Funds, LLC, ARK 21Shares Active Bitcoin Futures Cayman Ltd and 21Shares US LLC ARK with respect to 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(68) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(67)
Sub-Advisory Agreement between Empowered Funds, LLC, ARK 21Shares Active Ethereum Futures Cayman Ltd and 21Shares US LLC with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(69) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(68)
Sub-Subadvisory Agreement between Empowered Funds, LLC, 21Shares US LLC and ARK Investment Management LLC on behalf of ARK 21Shares Active Bitcoin Futures Cayman Ltd with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF, previously filed as Exhibit 99.d(70) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(69)
Sub-Subadvisory Agreement between Empowered Funds, LLC, 21Shares US LLC and ARK Investment Management LLC on behalf of ARK 21Shares Active Ethereum Futures Cayman Ltd with respect to ARK 21Shares Active Ethereum Futures Strategy ETF, previously filed as Exhibit 99.d(71) with Post-Effective Amendment No. 304 to the Registrant’s registration statement on November 7, 2023, is hereby incorporated by reference.

(70)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Keating Active ETF, previously filed as Exhibit 99.d(72) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(71)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Keating Investment Counselors, Inc. with respect to the Keating Active ETF, previously filed as Exhibit 99.d(73) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(72)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Draco AI Evolution ETF, previously filed as Exhibit 99.d(74) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

(73)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Draco Evolution Corp. with respect to the Draco AI Evolution ETF, previously filed as Exhibit 99.d(75) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

(74)
Investment Advisory Agreement between Registrant and Empowered Funds, LLC, with respect to the Sparkline International Intangible Value ETF, Sparkline US Small Cap Intangible Value ETF, and Sparkline Emerging Markets Intangible Value ETF, previously filed as Exhibit 99.d(74) with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(75)
Investment Sub-Advisory Agreement between Registrant, Empowered Funds, LLC, and Sparkline Capital LP with respect to the Sparkline International Intangible Value ETF, Sparkline US Small Cap Intangible Value ETF, and Sparkline Emerging Markets Intangible Value ETF, previously filed as Exhibit 99.d(75) with Post-Effective Amendment No. 372 to the Registrant’s registration statement on September 6, 2024, is hereby incorporated by reference.

(76)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Research Affiliates Deletions ETF, previously filed as Exhibit 99.d(76) with Post-Effective 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(77)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Intelligent Livermore ETF, Intelligent Omaha ETF, Intelligent Equal Select ETF, Intelligent Tech Focus ETF, and Intelligent Small Cap Select ETF, previously filed as Exhibit 99.d(77) with Post-Effective No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(78)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Intelligent Alpha with respect to the Intelligent Livermore ETF, Intelligent Omaha ETF, Intelligent Equal Select ETF, Intelligent Tech Focus ETF, and Intelligent Small Cap Select ETF, previously filed as Exhibit 99.d(78) with Post-Effective No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(79)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the JLens 500 Jewish Advocacy U.S. ETF – To be filed by amendment.

(80)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and JLens with respect to the JLens 500 Jewish Advocacy U.S. ETF – To be filed by amendment.

(81)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Stance Sustainable Beta ETF, was previously filed as Exhibit 99.(d)(81) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024.

(82)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Stance Capital, LLC with respect to the Stance Sustainable Beta ETF, was previously filed as Exhibit 99.(d)(81) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024.

(83)	[ ]

(84)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Cambria Global Shareholder Yield ETF, Cambria Tax Aware ETF, and Cambria Endowment Style ETF, previously filed as Exhibit 99.d(84) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(85)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Cambria Investment Management, L.P. with respect to the Cambria Global Shareholder Yield ETF, Cambria Tax Aware ETF, and Cambria Endowment Style ETF, previously filed as Exhibit 99.d(85) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(86)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Coastal Disciplined Total Return ETF – To be filed by amendment.

(87)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Coastal Equity Management, LLC with respect to the Coastal Disciplined Total Return ETF – To be filed by amendment.

(88)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Alpha Architect US Anti-Dividend ETF, Alpha Architect International Anti-Dividend ETF, Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF – To be filed by amendment.

(89)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, and Alpha Architect High Inflation and Deflation ETF, previously filed as Exhibit 99.d(88) with Post-Effective Amendment No. 364 to the Registrant’s registration statement on August 16, 2024, is hereby incorporated by reference.

(i)
Amendment No. 1 to the Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect US Anti-Dividend ETF and Alpha Architect International Anti-Dividend ETF – To be filed by amendment.

(90)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Alpha Architect, LLC with respect to the Alpha Architect 1-3 Year Box ETF, Alpha Architect Intermediate-Term Treasury Bond ETF, Alpha Architect Long-Term Treasury Bond ETF, Alpha Architect Aggregate Bond ETF, Alpha Architect Inflation-Protected Securities ETF, and Alpha Architect Real Estate ETF – To be filed by amendment.

(91)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the SHEP Tactical 500 ETF, SHEP Tactical Opportunities 1000 ETF, and SHEP Noah’s Ark ETF – To be filed by amendment.

(92)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and Stone Wall Financial Group LLC with respect to the SHEP Tactical 500 ETF, SHEP Tactical Opportunities 1000 ETF, and SHEP Noah’s Ark ETF – To be filed by amendment.

(91)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the MRBL Enhanced Equity ETF – To be filed by amendment.

(92)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MRBL Management, LLC with respect to the MRBL Enhanced Equity ETF – To be filed by amendment.

(93)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, MRBL Management, LLC, and Arin Risk Advisors, LLC with respect to the MRBL Enhanced Equity ETF – To be filed by amendment.

	(94)	Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Matrix Advisors Value ETF – To be filed by amendment.

	(95)	Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and MRBL Management, LLC with respect to the Matrix Advisors Value ETF – To be filed by amendment.

(96)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC with respect to the Efficient Market Portfolio Plus ETF and Efficient Market Portfolio Long ETF – To be filed by amendment.

(97)
Investment Sub-Advisory Agreement among the Registrant, Empowered Funds, LLC, and NextGen EMP, Inc. with respect to the Efficient Market Portfolio Plus ETF and Efficient Market Portfolio Long ETF – To be filed by amendment.

(e)	Underwriting Contracts.
(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC –, previously filed as Exhibit 99.e.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(i) with Post-Effective Amendment No. 30 to the Registrant’s registration statement on July 22, 2020, is hereby incorporated by reference.

(ii)
Novation Agreement for Quasar Distributors, LLC, previously filed as Exhibit 99.e.(1)(ii) with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(iii)
Sixteenth Amendment to the Distribution Agreement, previously filed as Exhibit 99.e.(1)(iii) with Post-Effective Amendment No. 381 to the Registrant’s registration statement on September 27, 2024, in hereby incorporated by reference.

(2)
Form of Quasar Distributors Authorized Participant Agreement, previously filed as Exhibit 99.e.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(3)
Form of Distribution Agreement between the Registrant and ALPS Distributors, Inc., previously filed as Exhibit 99.e(3) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(4)
Form of ALPS Distributors, Inc. Authorized Participant Agreement, previously filed as Exhibit 99.e(4) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements

(1)
Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit C to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Thirty-Ninth Amendment and Amended Exhibit B to the Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g(1)(ii) with Post-Effective Amendment No. 377 to the Registrant’s registration statement on September 24, 2024, is hereby incorporated by reference.

(h)	Other Material Contracts.

(1)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit B to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp, previously filed as Exhibit 99.h(1)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Thirty-Ninth Amendment and Exhibit A to the Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(1)(ii) with Post-Effective Amendment No. 377 to the Registrant’s registration statement on September 24, 2024, is hereby incorporated by reference.

(2)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.2 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit C to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Thirty-Ninth Amendment and Amended Exhibit A to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(2)(ii) with Post-Effective Amendment No. 377 to the Registrant’s registration statement on September 24, 2024, is hereby incorporated by reference.

(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.3 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)
Thirtieth Amendment and Amended Exhibit B to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(i) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(ii)
Thirty-Ninth Amendment and Amended Exhibit A to the Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h(3)(ii) with Post-Effective Amendment No. 377 to the Registrant’s registration statement on September 24, 2024, is hereby incorporated by reference.

(4)
Index License Agreement between Life + Liberty Indexes and Empowered Funds, LLC, previously filed as Exhibit 99.h.5 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(5)
Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Freedom 100 Emerging Markets ETF, previously filed as Exhibit 99.h.6 with Post-Effective Amendment No. 17 to the Registrant’s registration statement on May 17, 2019, is hereby incorporated by reference.

(6)
Amended and Restated Sublicense Agreement between Empowered Funds, LLC and the Registrant related to MAI Bull-Rider Bear-Fighter Index, MAI SectorSurfer Momentum Index, previously filed as Exhibit 99.h.8 with Post-Effective Amendment No. 41 to the Registrant’s registration statement on November 23, 2020, is hereby incorporated by reference.

(7)
Index Licensing Agreement between Empowered Funds, LLC and Solactive AG, previously filed as Exhibit 99.h.18 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(8)
Index License Agreement between Strive Asset Management, LLC and Solactive AG, previously filed as Exhibit 99.h.19 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(9)
Fee Waiver Agreement between Registrant, for the Alpha Architect High Inflation and Deflation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.20 with Post-Effective Amendment No. 192 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(10)
Master Index Services License Agreement between Empowered Funds, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive FAANG 2.0 ETF, previously filed as Exhibit 99.h.21 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(11)
Master Index Services License Agreement between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 2000 ETF, Strive 1000 Dividend Growth ETF and Strive FAANG 2.0 ETF, previously filed as Exhibit 99.h.22 with Post-Effective Amendment No. 188 to the Registrant’s registration statement on November 4, 2022, is hereby incorporated by reference.

(12)
Fee Waiver Agreement between Registrant, for the Alpha Architect Tail Risk ETF, and Empowered Funds, LLC – previously filed as Exhibit 99.h.23 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(13)
Fee Waiver Agreement between Registrant, for the Alpha Architect 1-3 Month Box ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.24 with Post-Effective Amendment No. 193 to the Registrant’s registration statement on November 15, 2022, is hereby incorporated by reference.

(14)
Fee Waiver Agreement between Registrant, for the Alpha Architect Value Momentum Trend ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.25 with Post-Effective Amendment No. 212 to the Registrant’s registration statement on January 30, 2023, is hereby incorporated by reference.

(15)
Fee Waiver Agreement between Registrant, CCM Global Equity ETF, and Empowered Funds, LLC. previously filed was Exhibit 99.(h).(18) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(16)
Fee Waiver Agreement between the Registrant, for AOT Growth and Innovation ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h.19 with Post-Effective Amendment No. 275 to the Registrant’s registration statement on September 28, 2023, is hereby incorporated by reference.

(17)
Fee Waiver Agreement between Registrant, for the Keating Active ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h).(20) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(18)
Fee Waiver Agreement between Registrant, for the Alpha Blue Capital US Small-Mid Cap Dynamic ETF, and Empowered Funds, LLC was previously filed as Exhibit 99(h)(21) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(19)
Fee Waiver Agreement between Registrant, for the Discipline Fund ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(22) with Post-Effective Amendment No. 313 to the Registrant’s registration statement on November 28, 2023, is hereby incorporated by reference.

(20)
Service Schedule Product Licenses between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive Mid-Cap ETF, previously filed as Exhibit 99.(h)(23) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(21)
Fee Waiver Agreement between Registrant, for the StockSnips AI-Powered Sentiment US All Cap ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(24) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(22)
Loan Agreement between EA Series Trust and U.S. Bank National Association, previously filed as Exhibit 99.(h).(26) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(23)
Amendment Service Schedule Product License between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive 500 ETF, previously filed as Exhibit 99.(h)(27) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(24)
Service Schedule Product License between Strive Asset Management, LLC and Bloomberg Index Services Limited on behalf of the Strive U.S. Semiconductor ETF, previously filed as Exhibit 99.(h)(29) with Post-Effective Amendment No. 332 to the Registrant’s registration statement on March 11, 2024, is hereby incorporated by reference.

(25)
Fee Waiver Agreement between Registrant, for the ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Active Ethereum Futures Strategy ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.(h)(28) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(26)
Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the Research Affiliates Deletions ETF, previously filed as Exhibit 99.h(26) with Post-Effective Amendment No. 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(27)
Fee Waiver Agreement between Registrant, for the Research Affiliates Deletions ETF, and Empowered Funds, LLC, previously filed as Exhibit 99.h(27) with Post-Effective Amendment No. 370 to the Registrant’s registration statement on September 3, 2024, is hereby incorporated by reference.

(28)
Index License Agreement related to the Stance Sustainable Beta ETF, previously filed as Exhibit 99.h(28) with Post-Effective Amendment No. 375 to the Registrant’s registration statement on September 13, 2024, is hereby incorporated by reference.

	(29)	Sublicense Agreement between Empowered Funds, LLC and the Registrant related to the JLens 500 Jewish Advocacy U.S. ETF – To be filed by amendment.

(i)	Opinion and Consent of Counsel – Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm – Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit 99.l with Post-Effective Amendment No. 2 to the Registrant’s registration statement on January 28, 2016, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit 99.m.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics.

(1)
Code of Ethics of the Registrant, previously filed as Exhibit 99.p.1 with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Code of Ethics of Empowered Funds, LLC, previously filed as Exhibit 99.p(2) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(3)
Code of Ethics of Gadsden, LLC, previously filed as Exhibit 99.p.4 with Post-Effective Amendment No. 31 to the Registrant’s registration statement on August 12, 2020, is hereby incorporated by reference.

(4)
Code of Ethics of Freedom Day Solutions, LLC, previously filed as Exhibit 99.p.5 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on May 3, 2021, is hereby incorporated by reference.

(5)
Code of Ethics of Sparkline Capital LP, previously filed as Exhibit 99.p.7 with Post-Effective Amendment No. 67 to the Registrant’s registration statement on June 23, 2021, is hereby incorporated by reference.

(6)
Code of Ethics of Orcam Financial Group, LLC, previously filed as Exhibit 99.p.10 with Post-Effective Amendment No. 86 to the Registrant’s registration statement on September 15, 2021, is hereby incorporated by reference.

(7)
Code of Ethics of GuruFocus Investments, LLC, previously filed as Exhibit 99.p.11 with Post-Effective Amendment No. 99 to the Registrant’s registration statement on December 14, 2021, is hereby incorporated by reference.

(8)
Code of Ethics for Intelligent Alpha, LLC, previously filed as Exhibit 99.p(8) with Post-Effective Amendment No. 373 to the Registrant’s registration statement on September 10, 2024, is hereby incorporated by reference.

(9)
Code of Ethics of Relative Sentiment Technologies, LLC, previously filed as Exhibit 99.p.15 with Post-Effective Amendment No. 120 to the Registrant’s registration statement on May 13, 2022, is hereby incorporated by reference.

(10)
Code of Ethics of Argent Capital Management LLC, previously filed as Exhibit 99.p.17 with Post-Effective Amendment No. 153 to the Registrant’s registration statement on August 15, 2022, is hereby incorporated by reference.

(11)
Code of Ethics of AOT Invest, LLC, previously filed as Exhibit 99.p.18 with Post-Effective Amendment No. 134 to the Registrant’s registration statement on June 22, 2022, is hereby incorporated by reference.

(12)
Code of Ethics of Bridgeway Capital Management, LLC, previously filed as Exhibit 99.p.19 with Post-Effective Amendment No. 151 to the Registrant’s registration statement on August 11, 2022, is hereby incorporated by reference.

(13)
Code of Ethics of Strive Asset Management, LLC, previously filed as Exhibit 99.p.20 with Post-Effective Amendment No. 146 to the Registrant’s registration statement on August 4, 2022, is hereby incorporated by reference.

(14)
Code of Ethics of Arin Risk Advisors, LLC – previously filed as Exhibit 99.p.21 with Post-Effective Amendment No. 191 to the Registrant’s registration statement on November 10, 2022, is hereby incorporated by reference.

(15)
Code of Ethics of Altrius Capital Management, Inc., previously filed as Exhibit 99.p.22 with Post-Effective Amendment No. 174 to the Registrant’s registration statement on September 26, 2022, is hereby incorporated by reference.

(16)
Code of Ethics of The Burney Company – previously filed as Exhibit 99.p.23 with Post-Effective Amendment No. 180 to the Registrant’s registration statement on October 7, 2022, is hereby incorporated by reference.

(17)
Code of Ethics of Euclidean Technologies Management, LLC – previously filed as Exhibit 99.p.24 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(18)
Code of Ethics of Bridges Capital, LLC – previously filed as Exhibit 99.p.25 with Post-Effective Amendment No. 228 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(19)
Code of Ethics of MKAM ETF LLC – – previously filed as Exhibit 99.p.26 with Post-Effective Amendment No. 229 to the Registrant’s registration statement on April 6, 2023, is hereby incorporated by reference.

(20)
Code of Ethics of Morgan Dempsey Capital Management LLC – previously filed as Exhibit 99.p.27 with Post-Effective Amendment No. 231 to the Registrant’s registration statement on April 19, 2023, is hereby incorporated by reference.

(21)
Code of Ethics of Sepio Capital L.P., previously filed as Exhibit 99.p(21) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(22)
Code of Ethics of Astoria Portfolio Advisors, LLC, previously filed as Exhibit 99.p(22) with Post-Effective Amendment No. 254 to the Registrant’s registration statement on July 21, 2023, is hereby incorporated by reference.

(23)
Code of Ethics of MarketDesk Indices, LLC, previously filed as Exhibit 99.p(23) with Post-Effective Amendment No. 273 to the Registrant’s registration statement on September 15, 2023, is hereby incorporated by reference.

(24)
Code of Ethics of White Wolf Capital Advisors, LLC, previously filed as Exhibit 99.p.(23) with Post Effective Amendment No. 278 to the Registrant’s registration statement on October 3, 2023 is hereby incorporated by reference.

(25)
Code of Ethics of Madison Avenue Financial Solutions, LLC, previously filed as Exhibit 99.p.(25) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(26)
Code of Ethics for Stock Snips, Inc., previously filed as Exhibit 99.(p)(26) with Post-Effective Amendment No. 342 to the Registrant’s registration statement on April 8, 2024, is hereby incorporated by reference.

(27)
Code of Ethics of Angel Oak Capital Advisors, LLC, previously filed as Exhibit 99.p(27) with Post-Effective Amendment No. 257 to the Registrant’s registration statement on August 4, 2023, is hereby incorporated by reference.

(28)
Code of Ethics of 21Shares US, LLC, previously filed as Exhibit 99.p(28) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(29)
Code of Ethics of ARK Investment Management, LLC, previously filed as Exhibit 99.p(29) with Post-Effective Amendment No. 295 to the Registrant’s registration statement on October 31, 2023, is hereby incorporated by reference.

(30)
Code of Ethics of CCM Investment Group, LLC, previously filed as Exhibit 99(p)(30) with Post-Effective Amendment No. 308 to the Registrant’s registration statement on November 21, 2023, is hereby incorporated by reference.

(31)
Code of Ethics of Honeytree Investment Management Ltd., previously filed as Exhibit 99.p.(31) with Post-Effective Amendment No. 300 to the Registrant’s registration statement on November 1, 2023, is hereby incorporated by reference.

(32)
Code of Ethics for Alpha Blue Capital Management LP was previously filed as Exhibit 99(p)(32) with Post-Effective Amendment No. 318 to the Registrant’s registration statement on December 12, 2023 is hereby incorporated by reference.

(33)
Code of Ethics for Keating Investment Counselors, Inc., previously filed as Exhibit (99)(p)(33) with Post-Effective Amendment No. 328 to the Registrant’s registration statement on February 9, 2024, is hereby incorporated by reference.

(34)
Code of Ethics for Draco Evolution Corp., previously filed as Exhibit 99.(p)(34) with Post-Effective Amendment No. 353 to the Registrant’s registration statement on June 26, 2024, is hereby incorporated by reference.

	(34)	Code of Ethics for JLens – To be filed by amendment.

(35)
Code of Ethics for Stance Capital, LLC, previously filed as Exhibit 99.(p)(35) with Post-Effective Amendment No. 357 to the Registrant’s registration statement on September 13, 2024, is hereby incorporated by reference.

	(36)	Code of Ethics for Cambria Investment Management, L.P., previously filed as Exhibit 99.(p)(36) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

	(37)	Code of Ethics for Coastal Equity Management, LLC – To be filed by amendment.

(38)
Code of Ethics for Alpha Architect, LLC, previously filed as Exhibit 99.(p)(36) with Post-Effective Amendment No. 364 to the Registrant’s registration statement on August 16, 2024, is hereby incorporated by reference.

	(39)	Code of Ethics for Stone Wall Financial Group LLC – To be filed by amendment.

	(40)	Code of Ethics for MRBL Management, LLC – To be filed by amendment.

	(41)	Code of Ethics for Matrix Asset Advisors, Inc. – To be filed by amendment.

	(42)	Code of Ethics for ALPS Distributors, Inc., previously filed as Exhibit 99.(p)(42) with Post-Effective Amendment No. 382 to the Registrant’s registration statement on October 1, 2024.

(q)	Other

	(1)	Power of Attorney, previously filed as Exhibit 99.(q)(1) with Post-Effective Amendment No. 376 to the Registrant’s registration statement on September 23, 2024, is hereby incorporated by reference.

Item 29. Persons Controlled By or Under Common Control with the Registrant:
None.
Item 30. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser:
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.

Empowered Funds, LLC	801-79835

Gadsden, LLC	801-112416

Freedom Day Solutions, LLC	801-66190

Sparkline Capital LP	801-121161

Orcam Financial Group, LLC	801-121561

GuruFocus Investments, LLC	801-122727

Relative Sentiment Technologies, LLC	801-123211

Argent Capital Management LLC	801-55903

AOT Invest LLC	801-124742

Bridgeway Capital Management, LLC	801-44394

Strive Asset Management, LLC	801-125907

Arin Risk Advisors, LLC	801-70598

Altrius Capital Management, Inc.	801-63153

The Burney Company	801-10232

Euclidean Technologies Management, LLC	801-72806

Bridges Capital, LLC	801-127316

Morgan Dempsey Capital Management, LLC	801-48064

Sepio Capital L.P.	801-108889

Astoria Portfolio Advisors, LLC	801-119078

MarketDesk Indices LLC	801-128530

White Wolf Capital Advisors, LLC	801-120718

Madison Avenue Financial Solutions, LLC	801-118936

Angel Oak Capital Advisors, LLC	801-70670

21Shares US LLC	801-122990

ARK Investment Management LLC	801-79081

CCM Investment Group, LLC	801-128708

Honeytree Investment Management Ltd.	801-120880

Alpha Blue Capital Management, LP	801-128858

Keating Investment Counselors, Inc.	801-19820

Stock Snips, Inc.	801-129682

Alpha Architect, LLC	801-71697

MKAM ETF LLC	801-127208

Draco Evolution Corp.	801-129504

Intelligent Alpha	801-130980

JLens	[ ]

Stance Capital, LLC	801-120103

Cambria Investment Management, L.P.	801-71786

Coastal Equity Management, LLC	[ ]

Stone Wall Financial Group LLC	801-130703

MRBL Management, LLC	[ ]

NextGen EMP, Inc.	[ ]
Item 32. ALPS Distributors, Inc.
(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies*:
1. 1290 Funds
2. 1WS Credit Income Fund
3.abrdn ETFs Accordant ODCE Index Fund
4.Alpha Alternative Assets Fund
5.ALPS Series Trust
6.Alternative Credit Income Fund
7.Apollo Diversified Credit Fund
8.Apollo Diversified Real Estate Fund
9.AQR Funds
10.Axonic Alternative Income Fund
11.Axonic Funds
12.BBH Trust
13.Bluerock High Income Institutional Credit Fund
14.Bluerock Total Income+ Real Estate Fund
15.Brandes Investment Trust
16.Bridge Builder Trust
17.Cambria ETF Trust
18.Centre Funds
19.CION Ares Diversified Credit Fund
20.Columbia ETF Trust
21.Columbia ETF Trust I
22.Columbia ETF Trust II
23.CRM Mutual Fund Trust
24.DBX ETF Trust
25.ETF Series Solutions (Vident Series)
26.Financial Investors Trust
27.Firsthand Funds
28.Flat Rock Core Income Fund
29.Flat Rock Opportunity Fund
30.FS Credit Income Fund
31.FS Energy Total Return Fund

32.FS Multi-Alternative Income Fund
33.FS Series Trust
34.FS MVP Private Markets Fund
35.Goehring & Rozencwajg Investment Funds
36.Goldman Sachs ETF Trust
37.Goldman Sachs ETF Trust II
38.Graniteshares ETF Trust
39.Hartford Funds Exchange-Traded Trust
40.Heartland Group, Inc.
41.IndexIQ Active ETF Trust
42.IndexIQ ETF Trust
43.Investment Managers Series Trust II (AXS-Advised Funds)
44.Janus Detroit Street Trust
45.Lattice Strategies Trust
46.Litman Gregory Funds Trust
47.Manager Directed Portfolios (Spyglass Growth Fund)
48.Meridian Fund, Inc.
49.Natixis ETF Trust
50.Natixis ETF Trust II
51.Opportunistic Credit Interval Fund
52.PRIMECAP Odyssey Funds
53.Principal Exchange-Traded Funds
54.RiverNorth Funds
55.RiverNorth Opportunities Fund, Inc.
56.RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
57.RiverNorth Opportunistic Municipal Income Fund, Inc.
58.RiverNorth Managed Duration Municipal Income Fund, Inc.
59.RiverNorth Flexible Municipal Income Fund, Inc.
60.RiverNorth Capital and Income Fund, Inc.
61.RiverNorth Flexible Municipal Income Fund II, Inc.
62.RiverNorth Managed Duration Municipal Income Fund II, Inc.
63.SPDR Dow Jones Industrial Average ETF Trust
64.SPDR S&P 500 ETF Trust
65.SPDR S&P MidCap 400 ETF Trust
66.Sprott Funds Trust
67.Stone Ridge Trust
68.Stone Ridge Trust II
69.Stone Ridge Trust IV
70.Stone Ridge Trust V
71.Stone Ridge Trust VIII
72.The Arbitrage Funds
73.Themes ETF Trust
74.Thrivent ETF Trust
75.USCF ETF Trust
76.Valkyrie ETF Trust II
77.Wasatch Funds
78.WesMark Funds
79.Wilmington Funds
80.X-Square Balanced Fund
81.X-Square Series Trust
*    Information provided as of June 30, 2024.

(b) To the best of Registrant’s knowledge, as of June 30, 2024, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Position with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, & Chief Compliance Officer	None

Brian Schell**	Vice President & Treasurer	None

Eric Parsons	Vice President, Controller & Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel & Assistant Secretary	None

Eric Theroff^	Assistant Secretary	None

Adam Girard^^	Tax Officer	None

Liza Price	Vice President, Managing Counsel	None

Jed Stahl	Vice President, Managing Counsel	None

Terence Digan	Vice President	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Hilary Quinn	Vice President	None
*    Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**    The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
***    The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^    The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.
^^    The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.

(c)	Not applicable.
Item 33. Location of Accounts and Records:
Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.
Item 34. Management Services:
None.
Item 35. Undertakings:
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized in the City of Olathe, State of Kansas, on October 2, 2024.

EA SERIES TRUST

By: /s/ Alyssa Bernard
Alyssa Bernard
Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on October 2, 2024.

Signature	Title

*Michael D. Barolsky	President (principal executive officer)
Michael D. Barolsky

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Wesley R. Gray	Trustee
Wesley R. Gray

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Alyssa Bernard
Alyssa Bernard
Attorney-in-Fact
*(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 376 to the Registrant’s registration statement on September 23, 2024.)